Note 8 - Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Thousands	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022
Statement Line Items [Line Items]
Accounts payable and other	$ 4,045	$ 7,662	$ 5,738
Current income tax liability	2,773	5,797	2,126
Deferred tax liability	681	786	812
Lease obligations	4,120	4,471	4,776
Cash collateral and amounts held in escrow	6,746	8,006	5,833
Cash reserves on loan and lease receivables	141,759	126,110	108,121
Other liabilities	$ 160,124	$ 152,832	$ 127,406